Investments in Equity Investees (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Schedule of Investments [Line Items]
Investments in equity investees	¥ 48,243,558	$ 7,414,899	¥ 163,037,501
Shanghai Institute of Visual Art of Fudan University ("SIVA")
Schedule of Investments [Line Items]
Cost method investments	10,000,000	1,536,972	10,000,000
T3 Entertainment Co., Ltd.
Schedule of Investments [Line Items]
Cost method investments	24,892,921	3,825,972	24,892,921
Smartposting Co, Ltd.
Schedule of Investments [Line Items]
Cost method investments	3,854,118	592,367
Tandem Fund II, L.P. ("Tandem Fund")
Schedule of Investments [Line Items]
Cost method investments			1,165,421
System Link Corporation Limited ("System Link")
Schedule of Investments [Line Items]
Equity method investments			113,836,704
Shanghai Big Data Cultures & Media Co., Ltd.
Schedule of Investments [Line Items]
Equity method investments	¥ 9,496,519	$ 1,459,588	¥ 13,142,455